Janus Aspen Perkins Mid Cap Value Portfolio | Institutional Shares
PORTFOLIO SUMMARY Janus Aspen Perkins Mid Cap Value Portfolio
INVESTMENT OBJECTIVE
Janus Aspen Perkins Mid Cap Value Portfolio (“Mid Cap Value Portfolio”) seeks capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Aspen Perkins Mid Cap Value Portfolio Institutional Shares Institutional Shares, Janus Aspen Perkins Mid Cap Value Portfolio
Operating Expenses Column [Text]	Institutional Shares
Management Fees (may adjust up or down)	0.48%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.64%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Aspen Perkins Mid Cap Value Portfolio | Institutional Shares | Institutional Shares, Janus Aspen Perkins Mid Cap Value Portfolio | USD ($)	Institutional Shares	65	205	357	798

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 77% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2015, they ranged from approximately $383 million to $28.5 billion. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. The Portfolio may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio may invest up to 20% of its net assets in cash or similar investments.

The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The portfolio managers generally look for companies with:
  strong balance sheets and solid recurring free cash flows
  attractive relative and absolute valuation ratios or that have underperformed recently favorable reward to risk characteristics
The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers. When the Portfolio’s investments in cash, cash equivalents, or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Portfolio may not participate in market advances or declines to the same extent that it would if the Portfolio had been fully invested. The Portfolio may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.

Market Risk.  The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Mid-Sized Companies Risk.  The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Real Estate Securities Risk.  The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.

Foreign Exposure Risk.  The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

Management Risk.  The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 17.49% Worst Quarter: 4th Quarter 2008 −19.94%
Average Annual Total Returns (periods ended 12/31/15)
Average Annual Total Returns - Janus Aspen Perkins Mid Cap Value Portfolio - Institutional Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Janus Aspen Perkins Mid Cap Value Portfolio	Institutional Shares		(3.47%)	7.45%	7.10%	10.42%	May 01, 2003
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		Russell Midcap® Value Index	(4.78%)	11.25%	7.61%	11.31%	May 01, 2003

The Portfolio’s primary benchmark index is the Russell Midcap® Value Index. The Russell Midcap® Value Index is used to calculate the Portfolio’s performance fee adjustment. The index is described below.
  The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.